LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

NOTE 13: LEASES

The Company has operating and finance leases for its corporate offices, call centers and vehicles. The following table provides a summary of the components of lease costs, which are included within cost of revenue and selling, general and administrative on the accompanying consolidated statements of operations and comprehensive loss, for the years ended December 31:

	2025	2024
Operating lease costs	$98,355	$172,974
Short-term lease costs	46,984	181,718
Finance lease costs	—	—
Amortization of ROU assets	76,626	121,457
Interest on lease liabilities	7,856	19,000
Total lease costs	$229,821	$495,149

The following table provides the weighted-average lease terms and discount rates for the Company’s operating and finance leases at December 31:

	2025	2024
Weighted-average remaining lease term (in years)
Operating leases	2.34	2.5
Finance leases	0.98	1.7
Weighted-average discount rate
Operating leases	10.4%	14.2%
Finance leases	8.0%	8.0%

The following tables provides a summary of lease liability maturities as of December 31, 2025:

	Finance
	Leases	Operating Leases	Total
2026	$73,056	$110,773	$183,829
2027	33,814	97,545	131,359
2028	—	39,362	39,362
2029	—	—	—
Total undiscounted lease payments	106,870	247,680	354,550
Less: imputed interest	(4,723)	(22,831)	(27,554)
Total lease liabilities	$102,147	$224,849	$326,996